Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

23. Subsequent Events

Management has evaluated subsequent events that have occurred through November 19, 2024, which is the date the financial statements were available to be issued and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the period ended September 30, 2024, except as disclosed below.

On October 1, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”), by and between the Company and an institutional investor (the “Investor”), pursuant to which the Company agreed to issue to the Investor a series of senior convertible notes up to an aggregate principal amount of $2,500,000, issued with a twelve percent (12.0%) original issue discount (each a “Convertible Note” and together, the “Convertible Notes”), and warrants (each a “Warrant” and together the “Warrants”) to purchase shares of the Company’s common stock, $0.0001 par value per share (the “Common Stock”), equal to 50% of the face value of the Convertible Note divided by the volume weighted average price, at an exercise price of $2.00 per share (the “Exercise Price”). Pursuant to the Purchase Agreement, with the closing of the initial tranche of the Convertible Note and Warrant, the Company issued a Warrant to purchase up to 212,784 shares of Common Stock and the Company received gross proceeds of $700,000, before fees and other expenses associated with the transaction, accounting for the 12% original issue discount. This warrant was adjusted so that as of November 12, 2024 it is adjusted to purchase up to 283,714 shares exercisable at $1.50 per share. In conjunction with the transaction, the Company issued warrants for the purchase of 21,278 shares of common stock with an exercise price of $2.20 per share for their role as placement agent, which is exercisable at any time on or after April 1, 2024 and will expire on the third anniversary of the effective date of the registration statement registering the underlying warrant shares.

The Convertible Note matures on October 1, 2025 (unless accelerated due to an event of default, or accelerated up to six installments by the Investor), bears interest at a rate of seven percent (7%) per annum, which shall automatically be increased to eighteen percent (18.0%) per annum in the event of default and, other than the First Convertible Note, ranks senior to the Company’s existing and future unsecured indebtedness. The Convertible Note is convertible in whole or in part at the option of the Investor into shares of Common Stock (the “Conversion Shares”) at the Conversion Price (as defined below) at any time following the date of issuance of the Convertible Note. The Convertible Note is payable monthly on each Installment Date (as defined in the Convertible Note) commencing on the earlier of December 1, 2024 and the effective date of the initial registration statement required to be filed pursuant to the Registration Rights Agreement (as defined below) in an amount equal the sum of (A) the lesser of (x) $79,545 and (y) the outstanding principal amount of the Convertible Note, (B) interest due and payable under the Convertible Note and (C) other amounts specified in the Convertible Note (such sum being the “Installment Amount”); provided, however, if on any Installment Date, no failure to meet the Equity Conditions (as defined in the Convertible Note) exits pursuant to the Convertible Note, the Company may pay all or a portion of the Installment Amount with shares of its common stock. The portion of the Installment Amount paid with common stock shall be based on the Installment Conversion Price. “Installment Conversion Price” means the lower of (i) the Conversion Price (defined below) and (ii) the greater of (x) 92% of the average of the two (2) lowest daily VWAPs (as defined in the Convertible Note) in the ten (10) trading days immediately prior to each conversion date and (y) $0.75. “Equity Conditions Failure” means that on any day during the period commencing twenty (20) trading days prior to the applicable Installment Notice Date or Interest Date (each as defined in the Convertible Note) through the later of the applicable Installment Date or Interest Date and the date on which the applicable shares of Common Stock are actually delivered to the Holder, the Equity Conditions have not been satisfied (or waived in writing by the Holder).

On October 21, 2024, pursuant to the Purchase Agreement, the closing of the second tranche of the Convertible Note and Warrant occurred, whereby the Company issued a Warrant to purchase 162,628 shares of Common Stock exercisable at $2.00 per share and the Company received gross proceeds of $535,000, before fees and other expenses associated with the transaction, accounting for the 12% original issue discount. In conjunction with the transaction, the Company issued warrants for the purchase of 16,263 shares of common stock with an exercise price of $2.20 per share for their role as placement agent, which is exercisable at any time on or after April 21, 2024 and will expire on the third anniversary of the effective date of the registration statement registering the underlying warrant shares. This warrant was adjusted on November 12, 2024 to purchase up to 216,838 shares at an exercise price of $1.50 per share. Also on November 12, 2024, pursuant to the Purchase Agreement, the closing of the third tranche of the Convertible Note and Warrant occurred, whereby the Company issued a Warrant to purchase 303,978 shares of Common Stock exercisable at $1.50 per share and the Company received gross proceeds of $750,000, before fees and other expenses associated with the transaction, accounting for the 12% original issue discount.

On October 3, 2024, the Company filed a Certificate of Amendment to the Company’s Third Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to affect a 1-for-25 reverse stock split (the “2024 Reverse Stock Split”) of the shares of the Common Stock. The 2024 Reverse Stock Split was effective on October 11, 2024, on the Nasdaq Stock Market. No fractional shares were issued in connection with the 2024 Reverse Stock Split. Any fractional shares of our Common Stock that would have otherwise resulted from the 2024 Reverse Stock Split received an amount in cash (without interest or deduction) equal to the fraction of one share to which such stockholder would otherwise be entitled multiplied by the share price, representing the product of the average closing price of the Company’s common stock on the Nasdaq Capital Market for the five consecutive trading days immediately preceding the effective date of the Reverse Stock Split and the inverse of the 2024 Reverse Stock Split ratio. All historical share and per-share amounts reflected throughout this prospectus, including the consolidated financial statements and other financial information that are incorporated by reference in this prospectus have been retroactively adjusted to reflect the 2024 Reverse Stock Split as if the split occurred as of the earliest period presented. The par value per share of the Common Stock was not affected by the 2024 Reverse Stock Split.

On October 7, 2024, the Company issued 26,750 shares of unrestricted common stock valued at $2 per share in exchange for the conversion of $53,500 worth of the Convertible Note issued on April 19, 2024.

On October 8, 2024, the Company issued 447,050 shares of unrestricted common stock valued at $2 per share in exchange for the conversion of $894,100 worth of the Convertible Note issued on April 19, 2024.

On October 9, 2024 the Company issued 20,000 shares of restricted common stock valued at a market value of $2.70 per share for marketing advisory services provided.

On October 15, 2024, one of the Company’s indirect wholly owned US subsidiaries closed a tax credit transfer of approximately $1.74 million of 2023 investment tax credits.

On October 21, 2024, the Company issued 189,000 shares of unrestricted common stock valued at $2 per share in exchange for the conversion of $378,000 worth of the Convertible Note issued on April 19, 2024.

On November 5, 2024, the Company’s Audit Committee dismissed Forvis Mazars, LLP (“Forvis Mazars”) as the Company’s independent registered public accounting firm. Also on November 5, 2024, the Company’s Audit Committee approved, and the Company’s Board of Directors (the “Board”) ratified, the engagement of Kreit & Chiu CPA, LLP (the “New Auditor”), and appointed the New Auditor as the Company’s independent registered public accounting firm as of November 5, 2024.

On November 5, 2024, the Company entered into and completed a Share Purchase Agreement with Alternus Energy Group Plc., a majority shareholder of the Company (the “Buyer”) for the sale of the entire issued share capital of Alternus Energy Americas Inc. (“AEA”), including all of AEA’s subsidiaries: ALT US 01, LLC; ALT US 02 LLC and its subsidiary Lightwave Renewables LLC; ALT US 03 LLC and its subsidiary Walking Horse LLC; ALT US 04 LLC and its subsidiary Dancing Horse LLC; ALT US 05 LLC; ALT US 06 LLC; ALT US 07 LLC and its subsidiary River Song Solar LLC; ALT US 08 LLC; ALT US AM LLC (the “Transaction”), for a total consideration of Euro 10.00. Additionally, on November 5, 2024, the Company further entered into another Share Purchase Agreement with the Buyer for the sale of the entire issued share capital of AEG MH 01 Limited (the “Target”), a direct subsidiary of Alternus Lux 01 S.a.r.l., and including all of the Target’s subsidiaries: AEG MH 03 Limited and AEG JD 01 Limited (the “Transaction”, and together with the AEA transaction, “Transactions”). The Transactions were determined to be related party transactions and completed on an arms-length basis, designed to assist the Company in reaching its minimum stockholders’ equity requirement by restructuring the Company’s balance sheet to create an increase in Shareholders’ Equity. As a result of these, the Company has removed approximately $30 million in debt and payables related to AEA’s activities and will improve shareholders equity by approximately $4 million.

On November 6, 2024, the Company received a letter from the staff of the Listing Qualification Department (the “Staff”) of the NASDAQ Stock Market LLC (“NASDAQ”), which notified the Company that it failed to achieve compliance with the Minimum Market Value of Listed Securities (the “MVLS”) of $35,000,000 requirement for continued listing on the NASDAQ Capital Market under NASDAQ’s Listing Rule 5550(b)(2) (the “MVLS Requirement”). In accordance with Listing Rule 5810(c)(3)(C), the Company was provided 180 calendar days, or until November 4, 2024, to regain compliance with the Rule. The Company filed a Hearing Request which has stayed the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Hearing Panel’s decision. The Company intends to provide to the Hearing Panel its plan to regain compliance with Listing Rule 5550(b)(2). As part of the Hearing Request, the Company will present our plan to address the remaining matters and to recapitalize the Company, as provided under NASDAQ rules.

On November 7, 2024, the Company changed its principal executive office from the earlier 360 Kingsley Park Drive, Suite 250, Fort Mill, South Carolina 29715, with a telephone number of (803) 280-1468, to now 17 State Street, Suite 4000, New York City, New York 10004, with a telephone number of (212) 739-0727.

On November 14, 2024, the Company issued 195,000 shares of unrestricted common stock valued at $1.50 per share in exchange for the conversion of $292,500 worth of the Convertible Note issued on April 19, 2024.

26.	Subsequent Events

Management has evaluated subsequent events that have occurred through April 10, 2024, which is the date the financial statements were available to be issued and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the year ended December 31, 2023, except as disclosed below.

On January 3, 2024, Solis’, an indirect wholly owned subsidiary of the Company and related party, bondholders formally approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion. On January 30, 2024, the Bond Trustee exercised its right to extend the waivers and the maturity date of the Bond Terms to February 29, 2024. On January 31, 2024, Solis provided notice to the trustee of the Solis Bonds of its intent to exercise call options to repay €59.1 million (approximately $69.5 million) of amounts outstanding under the bonds. On February 14, 2024, Solis exercised its call options. On February 26, 2024, the Solis Bond Trustee granted a technical extension to the Solis Bond in order for Solis to exercise its call option, and Solis provided notice to the trustee of its intent to exercise call options to repay €5.7 million (approximately $6.2 million) of amounts outstanding under the bonds. The repayment was completed on March 12, 2024.

Also on February 26, 2024, Solis and a representative group of the bondholders agreed to an additional extension of the temporary waivers and the maturity date of the Solis Bond until April 30, 2024, with the right to further extend to May 31, 2024 at the Bond Trustee’s discretion, and thereafter on a month to month basis to November 29, 2024 at the Bond Trustee’s discretion and approval from a majority of bondholders. This was formally approved by the bondholders on March 12, 2024.

On January 3, 2024, ALT US 08 LLC was incorporated in Delaware as a wholly owned subsidiary of Alternus Energy Americas Inc.

Also on January 3, 2024, a convertible note holder converted all of the principal and accrued interest owed under the note, equal to $1.0 million, into 1,320,000 shares of restricted common stock.

On January 11, 2024, we issued 7,765,000 shares of restricted common stock valued at $1.23 per share to Nordic ESG and Impact Fund SCSp (“Nordic ESG”) has settlement of AEG’s €8m note. This resulted in Nordic ESG becoming a related party and resulted in a decrease of AEG’s ownership of the Company from 80% to 72%.

On January 16, 2024 Solis entered into a sale and purchase agreement to sell one operating park in the Netherlands, Rilland. The sale closed on February 21, 2024 and Solis received EUR 6.5 million (approximately $7 million). The proceeds were used to pay down the Solis Bond.

Also on January 16, 2024, AEG MH 04 Limited was incorporated in Ireland as a wholly owned subsidiary of Alternus Lux 01 S.a.r.l.

On January 17, 2024, a subsidiary of the Company known as AEG JD 03 Limited changed its name to Alternus Europe Limited.

On January 19, 2024, all operating parks in Poland were sold by Solis in exchange for EUR 54.4 million (approximately $59.1 million). The proceeds were used to pay down the Solis Bond.

On January 23, 2024 we issued 81,301 shares of restricted common stock valued at $1.01 per share to a third party consultant in exchange for services.

On February 5, 2024 we amended and restated a promissory note originally issued October 3, 2023, such that the outstanding amount owed was increased from $3.2 million to $3.55 million and the maturity date was extended to February 28, 2025; we also issued to the noteholder warrants to purchase up to 90,000 shares of restricted common stock, exercisable at $0.01 per share having a 5 year term and fair value of $86 thousand.

On February 20, 2024 we issued 100,000 shares of restricted common stock valued at $0.35 per share to a third party consultant in exchange for services.

On March 19, 2024 we entered into a settlement agreement with Clean Earth Acquisitions Sponsor, LLC , a related party, and SPAC Sponsor Capital Access (“SCA”) pursuant to which, among other things, we agreed to repay Sponsor’s debt to SCA, related to the CLIN SPAC entity extensions, in the amount of $1.4 million and issue 225,000 shares of restricted common stock valued at $0.47 per share to SCA.

On March 20, 2024, we received a letter from The Nasdaq Stock Market notifying us that, because the closing bid price for our common stock has been below $1.00 per share for 30 consecutive business days, our common stock no longer complies with the minimum bid price requirement for continued listing on The Nasdaq Capital Market. We intend to actively monitor the bid price for our common stock between now and September 16, 2024 and will consider available options to regain compliance with the minimum bid price requirement.